Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Income tax expense (benefit) at foreign rates	$ 9,190	$ 5,532	$ 8,436
Change in valuation allowance	(5,472)	4,058	7,709
Foreign withholding tax incurred	2,681	1,071	2,198
Withholding taxes associated with unrepatriated foreign earnings	(38)	3,234	3,724
Inflation adjustment	(1,655)	(726)	(272)
Nondeductible adjustment	2,707	1,143	1,165
Other - net	229	899	(964)
Total	$ 7,642	$ 15,211	$ 21,996